Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Derivative Financial Instruments
Current assets, Forward exchange contracts	$ 220				$ 2,289
Current liabilities, Forward exchange contracts		$ 2,087			$ 1